Transactions with related parties (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Jun. 30, 2017
TypesOfFinancialLiabilitiesLineItems [Line Items]
Current assets		R$ 372,279	R$ 171,102
Noncurrent assets		807,320	712,191
Current liabilities:-
trade accounts payable		106,445	55,615
Cresud [Member]
TypesOfFinancialLiabilitiesLineItems [Line Items]
Current assets	[1]	303	1,298
Current liabilities:-
trade accounts payable	[1]	36	936
Other [Member]
TypesOfFinancialLiabilitiesLineItems [Line Items]
Current assets	[2]	1,357
Current liabilities:-
trade accounts payable		13
Cresca [Member]
TypesOfFinancialLiabilitiesLineItems [Line Items]
Noncurrent assets	[3]		35,640
Current liabilities:-
trade accounts payable			397
Ombu [Member]
Current liabilities:-
trade accounts payable		332
Trade Accounts Payable [Member]
Current liabilities:-
trade accounts payable	[4]	R$ 1,450	R$ 3,451

[1]	Expenses and revenue related to implementation of the budget and controls system and reimbursement of general expenses;
[2]	The amounts substantially refer to the total shares exercised under the Second and Third Programs, as detailed in Note 21.
[3]	On February 1, 2018, the Company resolved, at a Meeting of the Board of Executive Officers, to waive 100% of the interest earned on loan agreements and receivables pertaining to Cresca. On February 9, 2018, date of spin-off of the joint venture Cresca, the debt of US$5,727 (R$18,796) was transferred to Moroti (Note 1.1).
[4]	Acquisition of biological assets and other items related to the Palmeiras operation;